Financial Risk Management	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Financial Risk Management

Note 16 — Financial Risk Management

The Group’s principal financial liabilities consist of trade and other payables, derivative warrant liabilities and derivative earnout liability. The main purpose of these financial liabilities is to finance the Group’s day-to-day operations. The Group's financial assets consist of prepayments and other receivables and cash, and had a loan receivable balance in 2021, that are derived from the Group’s operating activities and funding.

The Group is exposed to market risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks. The Board reviews and agrees policies for managing each of these risks, which are summarized below.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises interest rate risk, foreign currency risk and other price risks.

The sensitivity analyses in the following sections relate to the position as of December 31, 2022 and 2021.

Interest rate risk

The only variable interest-bearing financial instruments are cash. Changes in interest rates may cause variations in interest income and expense resulting from short-term interest-bearing assets. Management does not expect the short-term interest rates to decrease significantly in the immediate foreseeable future, which limits the interest exposure on our cash and current financial assets. Currently the interest rate exposure is not hedged.

Interest rate sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of financial assets affected. With all other variables held constant, the Company’s profit or loss before tax/equity is affected through the impact on floating rate borrowings, as follows:

	Increase / (decrease)	Increase/ (decrease) on
	in basis points	profit before tax/ Equity

2021
Euro	100	(380)
Euro	(100)	380
U.S. Dollar	100	(150)
U.S. Dollar	(100)	150
2022
Euro	100	(1,517)
Euro	(100)	1,517
U.S. Dollar	100	(2,867)
U.S. Dollar	(100)	2,867

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to cash, and trade and other payables denominated in currencies other than the functional currency of the Group. As of December 31, 2022 and at December 31, 2021, the Group’s net exposure to foreign currency risk amounts to €268.2 million and €15.9 million, respectively, primarily arising from exposure to the U.S. Dollar.

The Group partly manages its foreign currency risk by selectively holding foreign currency in its cash to offset foreign currency exposures from liabilities and trade and other payables denominated in varying foreign currencies. The Group plans to use this cash to settle future expenses it expects to incur in those foreign currencies.

Due to proceeds received from the Merger with FLAC and PIPE Financing that were denominated in U.S. dollar, the Group has a significant U.S. dollar balance on its statements of financial position held as cash. In 2022, the Group recognized significant foreign exchange losses as the Group´s functional currency is Euro but hold significant U.S. dollar amounts.

Foreign currency sensitivity

The Group is mainly exposed to the currency of U.S. Dollar, British Pound Sterling and Japanese Yen. The following table demonstrates the sensitivity to a possible change in exchange rates against the Euro with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Group’s profit or loss before tax (due to changes in the value of monetary assets and liabilities). The Group’s exposure to foreign currency changes for all other currencies is not material. There is no impact to equity other than to accumulated deficit and no impact to other comprehensive income.

	Effect on profit / (loss) before tax

	10%	10%
Change in foreign exchange rate against Euro	depreciation	appreciation

2021
British Pound Sterling	(9)	15
Canadian Dollar	—	1
Japanese Yen	(1)	1
U.S. Dollar	(1,360)	1,843
2022
British Pound Sterling	(55)	67
Japanese Yen	34	(41)
U.S. Dollar	(24,361)	29,775

Other Market Price Risk

As a result of the Merger with FLAC, the Company has derivative warrant liabilities and a derivative earnout liability which are measured at FVTPL (see Note 17). At December 31, 2022, derivative warrant liabilities and derivative earnout liability amount to €3.9 million and €7.1 million, respectively.

The following table demonstrates the sensitivity to a reasonably possible change in share prices on that portion of financial liabilities affected, being the key input. Volatility in the price of the Ordinary Shares has no material impact on the fair value of the financial liabilities. With all other variables held constant, including the expected volatility in the price of the Ordinary Shares on Nasdaq, the Company’s profit or loss before tax/equity is affected through the impact on market prices, as follows:

	% Increase / (decrease) in	Increase/ (decrease) in
	share price (NAMS / NAMSW)	profit or loss before tax/equity

2022
Derivative warrant liabilities (under NAMSW)	15	(583)
Derivative warrant liabilities (under NAMSW)	(15)	583

Derivative earnout liability (under NAMS)	15	(1,058)
Derivative earnout liability (under NAMS)	(15)	1,058

Credit Risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk primarily from its treasury activities, including deposits with banks and financial institutions and has limited credit risk exposure from its operating activities. The Group holds available cash in bank accounts with banks which have investment grade credit ratings. Management periodically reviews the creditworthiness of the banks with which it holds assets.

The Group provided an interest-bearing secured loan to the Chief Executive Officer which has been fully repaid as of December 31, 2022. Refer to Note 14 for details surrounding repayment.

The Group performs research and development activities and does not yet have any sales. Therefore, the Group is able to reclaim Value Added Tax (“VAT”) which is recoverable from tax authorities. Management periodically reviews the recoverability of the balance of input value added tax and believes it is fully recoverable.

The Group’s maximum exposure to credit risk for the components of the consolidated statement of financial position at December 31, 2022 and 2021, is the carrying amount as illustrated in Note 10 (excluding prepayments) and Note 11.

Liquidity Risk

The Company monitors its risk to a shortage of funds using forecasting planning tools. The Group’s objective is to maintain a sufficient level of funding in order to continue its research and development activities and capital and financing obligations. The Group manages liquidity risk by maintaining adequate reserves by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

The Company’s main sources of liquidity are obtained through licensing arrangements and financing proceeds. The Company believes that it has sufficient liquidity as a result of the upfront fee received from the Menarini License (see Note 5) and the recent equity funding from the Merger with FLAC which had both occurred in the current reporting period (see Note 4), resulting in the cash balance of €438.5 million at December 31, 2022 (see Note 18).

Maturity profile

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Amounts disclosed are based on spot rates at the reporting date. Payments related to foreign currency are included at the exchange rates applicable as at December 31, 2022 and 2021.

		Less than	3 - 12	More than
	On demand	3 months	months	1 year	Total

At December 31, 2021
Trade and other payables	—	5,715	880	—	6,595
Value added tax payable	—	2,774	—	—	2,774
Share based payment liabilities	458	—	—	—	458
Lease liability	—	13	40	111	164
Total financial liabilities	458	8,502	920	111	9,991

		Less than	3 - 12	More than
	On demand	3 months	months	1 year	Total

At December 31, 2022
Trade and other payables	—	16,448	92	28	16,568
Share based payment liabilities	1,935	—	—	—	1,935
Lease liability	—	15	63	40	118
Derivative warrant liabilities	3,888	—	—	—	3,888
Derivative earnout liability	—	—	—	7,053	7,053
Total financial liabilities	5,823	16,463	155	7,121	29,562

Capital Management

For the purpose of the Company’s capital management, capital includes issued share capital, share premium contribution and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Company’s capital management is to ensure that it will be able to continue as a going concern. The current cash on hand and the anticipated research activities are the most important parameters in assessing the capital structure. The Company monitors capital management to ensure that it meets its financial needs to achieve its business objectives while maintaining its solvency.